Expense Example {- Fidelity Simplicity RMD 2010 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-09 - Fidelity Simplicity RMD 2010 Fund - Fidelity Simplicity RMD 2010 Fund	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 51
3 years	158
5 years	272
10 years	$ 593